Legal and Regulatory Proceedings - Additional Information (Details) (USD $)	3 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2013 Whistleblower Lawsuits	Jan. 31, 2014 Whistleblower Lawsuits Subsequent Event Segment	Jan. 31, 2014 United States Subsequent Event	Dec. 31, 2013 Employment Related Lawsuits Hospital	Dec. 31, 2013 Employment Related Lawsuits Hospital
Loss Contingencies [Line Items]
Loss contingency accrual, provision	$ 23,000,000			$ 7,000,000
Additional reserve related to claims, lawsuits and proceedings	25,000,000			12,700,000	12,700,000
Lawsuit settled with the Company's payment		$ 150,000	$ 25,000,000		$ 700,000
Number of defendants		2
Loss Contingency, Damages Sought					the court conditionally certified five classes of the seven total classes sought for certification for discovery purposes and declined to certify two others. Notice of class action certification and class members’ right to opt out of the lawsuit was mailed to all of the Company’s current and former California hospital employees
Pending lawsuits				4	4